BLACKROCK NEW YORK MUNICIPAL INCOME TRUST

AMENDMENT TO
STATEMENT OF PREFERENCES OF

VARIABLE RATE MUNI TERM PREFERRED SHARES (“VMTP SHARES”) DATED MARCH 21, 2012 (THE “STATEMENT OF PREFERENCES”)

     The undersigned officer of BlackRock New York Municipal Income Trust (the “Trust”), a Delaware statutory trust, hereby certifies as follows:

     1. The Board of Trustees of the Trust (with the consent of the Holders (as defined in the Statement of Preferences) of the VMTP Shares required under Section 5 of the Statement of Preferences) has adopted resolutions to amend the Statement of Preferences as follows: (a). The Statement of Preferences of the Trust is hereby amended by deleting subsection (e) of the definition of “Increased Rate Event” in its entirety and replacing it with the following definition as of April 3, 2020: (e) failure by the Trust on the last day of an applicable Effective Leverage Ratio Cure Period to have an Effective Leverage Ratio of not greater than 45%, except that for the period from and including April 3, 2020 and through and including June 1, 2020, failure by the Trust on the last day of an applicable Effective Leverage Ratio Cure Period to have an Effective Leverage Ratio of not greater than 50%. This Increased Rate Event shall be considered cured on the date the Trust next has an Effective Leverage Ratio of not greater than 45% or 50%, as applicable;

     (b). The Statement of Preferences of the Trust is hereby amended by deleting Section 6(b) in its entirety and replacing it with the following as of April 3, 2020: Effective Leverage Ratio. The Trust shall maintain an Effective Leverage Ratio of not greater than 45% (other than solely by reason of fluctuations in the market value of its portfolio securities), except that for the period from and including April 3, 2020 and through and including June 1, 2020, the Trust shall maintain an Effective Leverage Ratio of not greater than 50% (other than solely by reason of fluctuations in the market value of its portfolio securities). In the event that the Trust’s Effective Leverage Ratio exceeds 45% or 50%, as applicable (whether by reason of fluctuations in the market value of its portfolio securities or otherwise), the Trust shall cause the Effective Leverage Ratio to be 45% or lower or 50% or lower, as applicable, within ten (10) Business Days (“Effective Leverage Ratio Cure Period”).

2	.	Except as amended hereby, the Statement of Preferences remains in full force and effect.

3	.	An original copy of this amendment shall be lodged with the records of the Trust and filed in such places as the Trustees deem appropriate.

[Signature Page Follows]

     IN WITNESS WHEREOF, BlackRock New York Municipal Income Trust has caused these presents to be signed as of April 2, 2020 in its name and on its behalf by its Vice President and attested by its Secretary. Said officers of the Trust have executed this amendment as officers and not individually, and the obligations and rights set forth in this amendment are not binding upon any such officers, or the trustees or shareholders of the Trust, individually, but are binding only upon the assets and property of the Trust.

BLACKROCK NEW YORK MUNICIPAL
INCOME TRUST

By: /s/ Jonathan Diorio
Name: Jonathan Diorio
Title: Vice President

ATTEST:
/s/ Janey Ahn

Name: Title:	Janey Ahn Secretary

[Signature Page – BNY Amendment to Statement of Preferences]